Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following at:

	March 31, 2016	December 31, 2015
Furniture and equipment	$503	$9,786
Less accumulated depreciation	(141)	(3,982)
	$362	$5,804

Depreciation expense for the three months ended March 31, 2016 and 2015 was $580 and $571, respectively. During the three months ended March 31, 2016 we recorded a loss on disposal of assets of $4,862.

3. Property and Equipment

Property and equipment consist of the following at:

	December 31, 2015	December 31, 2014

Furniture and equipment	$9,786	$11,901
Less accumulated depreciation	(3,982)	(280)
	$5,804	$11,621

Depreciation expense for the year ended December 31, 2015 and 2014 was $4,451 and $280, respectively.